Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	Additional Paid in Capital	Accumulated Defecit	A Place For Rover INC	A Place For Rover INC Redeemable Convertible Preferred Stock	A Place For Rover INC Common Stock	A Place For Rover INC Additional Paid in Capital	A Place For Rover INC Accumulated Other Comprehensive Income Loss	A Place For Rover INC Accumulated Defecit
Balance at Dec. 31, 2017				$ (53,599,000)			$ 29,444,000	$ (30,000)	$ (83,013,000)
Temporary equity balance (in Shares) at Dec. 31, 2017					69,074,000
Temporaty equity balance at Dec. 31, 2017					$ 153,074,000
Balance (in Shares) at Dec. 31, 2017						24,589,000
Issuance of Series G redeemable convertible preferred stock, net of issuance costs					$ 123,655,000
Issuance of redeemable convertible preferred stock, net of issuance costs (in Shares)					16,604,000
Issuance of Series G redeemable convertible preferred stock and common stock for acquisition of Barking Dog Ventures, Ltd.				4,304,000	$ 10,007,000		4,304,000
Issuance of redeemable convertible preferred stock and common stock for acquisition (in Shares)					1,329,000	1,288,000
Issuance of common stock from exercises of stock options				726,000			726,000
Issuance of common stock from exercises of stock (in Shares)						1,850,000
Stock-based compensation				6,682,000			6,682,000
Issuance of common stock warrants				239,000			239,000
Foreign currency translation adjustments				(12,000)				(12,000)
Unrealized gain on available-for-sale debt securities				23,000				23,000
Net loss				(64,677,000)					(64,677,000)
Balance at Dec. 31, 2018				(106,314,000)			41,395,000	(19,000)	(147,690,000)
Temporary equity balance (in Shares) at Dec. 31, 2018					87,007,000
Temporaty equity balance at Dec. 31, 2018					$ 286,736,000
Balance (in Shares) at Dec. 31, 2018						27,727,000
Issuance of Series G redeemable convertible preferred stock, net of issuance costs				4,000	$ 3,629,000		4,000
Issuance of redeemable convertible preferred stock, net of issuance costs (in Shares)					482,000
Issuance of redeemable convertible preferred stock and common stock for acquisition (in Shares)						1,000
Issuance of common stock from exercises of stock options				$ 773,000			773,000
Issuance of common stock from exercises of stock (in Shares)				805,000		805,000
Stock-based compensation				$ 4,067,000			4,067,000
Issuance of common stock warrants				687,000			687,000
Foreign currency translation adjustments				117,000				117,000
Unrealized gain on available-for-sale debt securities				71,000				71,000
Net loss				(51,714,000)					(51,714,000)
Balance at Dec. 31, 2019				$ (151,697,000)			46,926,000	169,000	(198,792,000)
Temporary equity balance (in Shares) at Dec. 31, 2019				87,489,000	87,489,000
Temporaty equity balance at Dec. 31, 2019				$ 290,365,000	$ 290,365,000
Balance (in Shares) at Dec. 31, 2019						28,533,000
Cumulative effect of change in accounting principle related to the adoption of ASC 606				612,000					612,000
Issuance of Series G redeemable convertible preferred stock and common stock for acquisition of Barking Dog Ventures, Ltd.					$ 62,000
Issuance of redeemable convertible preferred stock and common stock for acquisition (in Shares)					8,000
Issuance of common stock from exercises of stock options				134,000			134,000
Issuance of common stock from exercises of stock (in Shares)						123,000
Stock-based compensation				1,585,000			1,585,000
Issuance of common stock warrants				657,000			657,000
Foreign currency translation adjustments				141,000				141,000
Unrealized gain on available-for-sale debt securities				(115,000)				(115,000)
Net loss				(20,545,000)					(20,545,000)
Balance at Mar. 31, 2020				(169,840,000)			49,302,000	195,000	(219,337,000)
Temporary equity balance (in Shares) at Mar. 31, 2020					87,497,000
Temporaty equity balance at Mar. 31, 2020					$ 290,427,000
Balance (in Shares) at Mar. 31, 2020						28,656,000
Balance at Dec. 31, 2019				$ (151,697,000)			46,926,000	169,000	(198,792,000)
Temporary equity balance (in Shares) at Dec. 31, 2019				87,489,000	87,489,000
Temporaty equity balance at Dec. 31, 2019				$ 290,365,000	$ 290,365,000
Balance (in Shares) at Dec. 31, 2019						28,533,000
Issuance of redeemable convertible preferred stock, net of issuance costs (in Shares)					8,000
Issuance of Series G redeemable convertible preferred stock and common stock for acquisition of Barking Dog Ventures, Ltd.					$ 62,000
Issuance of common stock from exercises of stock options				$ 788,000			788,000
Issuance of common stock from exercises of stock (in Shares)				755,000		755,000
Stock-based compensation				$ 5,541,000			5,541,000
Issuance of common stock warrants				657,000			657,000
Foreign currency translation adjustments				148,000				148,000
Unrealized gain on available-for-sale debt securities				(64,000)				(64,000)
Net loss				(57,485,000)					(57,485,000)
Balance at Dec. 31, 2020	$ 5,000,002	$ 6,711,187	$ (1,712,172)	$ (202,112,000)			53,912,000	253,000	(256,277,000)
Temporary equity balance (in Shares) at Dec. 31, 2020				87,497,000	87,497,000
Temporaty equity balance at Dec. 31, 2020	245,071,590			$ 290,427,000	$ 290,427,000
Balance (in Shares) at Dec. 31, 2020						29,288,000
Balance at Mar. 31, 2020				(169,840,000)			49,302,000	195,000	(219,337,000)
Temporary equity balance (in Shares) at Mar. 31, 2020					87,497,000
Temporaty equity balance at Mar. 31, 2020					$ 290,427,000
Balance (in Shares) at Mar. 31, 2020						28,656,000
Issuance of common stock from exercises of stock options				117,000			117,000
Issuance of common stock from exercises of stock (in Shares)						83,000
Stock-based compensation				894,000			894,000
Foreign currency translation adjustments				(281,000)				(281,000)
Unrealized gain on available-for-sale debt securities				155,000				155,000
Net loss				(18,079,000)					(18,079,000)
Balance at Jun. 30, 2020				(187,034,000)			50,313,000	69,000	(237,416,000)
Temporary equity balance (in Shares) at Jun. 30, 2020					87,497,000
Temporaty equity balance at Jun. 30, 2020					$ 290,427,000
Balance (in Shares) at Jun. 30, 2020						28,739,000
Balance at Sep. 18, 2020	0	0	0
Issuance of common stock warrants	51,670	51,670
Net loss	(1,712,172)		(1,712,172)
Balance at Dec. 31, 2020	5,000,002	6,711,187	(1,712,172)	$ (202,112,000)			53,912,000	253,000	(256,277,000)
Temporary equity balance (in Shares) at Dec. 31, 2020				87,497,000	87,497,000
Temporaty equity balance at Dec. 31, 2020	245,071,590			$ 290,427,000	$ 290,427,000
Balance (in Shares) at Dec. 31, 2020						29,288,000
Issuance of common stock from exercises of stock options				666,000			666,000
Issuance of common stock from exercises of stock (in Shares)						453,000
Stock-based compensation				1,001,000			1,001,000
Foreign currency translation adjustments				21,000				21,000
Net loss	(3,140,478)		(3,140,478)	(10,591,000)					(10,591,000)
Balance at Mar. 31, 2021	5,000,004	9,851,635	(4,852,650)	(211,015,000)			55,579,000	274,000	(266,868,000)
Temporary equity balance (in Shares) at Mar. 31, 2021					87,497,000
Temporaty equity balance at Mar. 31, 2021					$ 290,427,000
Balance (in Shares) at Mar. 31, 2021						29,741,000
Balance at Dec. 31, 2020	5,000,002	6,711,187	(1,712,172)	$ (202,112,000)			53,912,000	253,000	(256,277,000)
Temporary equity balance (in Shares) at Dec. 31, 2020				87,497,000	87,497,000
Temporaty equity balance at Dec. 31, 2020	245,071,590			$ 290,427,000	$ 290,427,000
Balance (in Shares) at Dec. 31, 2020						29,288,000
Issuance of common stock from exercises of stock (in Shares)				831,000
Net loss	(18,604,910)
Balance at Jun. 30, 2021	5,000,002	25,315,911	(20,317,082)	$ (211,850,000)			57,542,000	282,000	(269,674,000)
Temporary equity balance (in Shares) at Jun. 30, 2021				87,497,000	87,497,000
Temporaty equity balance at Jun. 30, 2021	226,466,680			$ 290,427,000	$ 290,427,000
Balance (in Shares) at Jun. 30, 2021						30,437,000
Balance at Mar. 31, 2021	5,000,004	9,851,635	(4,852,650)	(211,015,000)			55,579,000	274,000	(266,868,000)
Temporary equity balance (in Shares) at Mar. 31, 2021					87,497,000
Temporaty equity balance at Mar. 31, 2021					$ 290,427,000
Balance (in Shares) at Mar. 31, 2021						29,741,000
Issuance of common stock from exercises of stock options				816,000			816,000
Issuance of common stock from exercises of stock (in Shares)						378,000
Issuance of common stock from net exercise of common stock warrants, shares						318,000
Stock-based compensation				1,147,000			1,147,000
Foreign currency translation adjustments				8,000				8,000
Net loss	(15,464,432)		(15,464,432)	(2,806,000)					(2,806,000)
Balance at Jun. 30, 2021	5,000,002	$ 25,315,911	$ (20,317,082)	$ (211,850,000)			$ 57,542,000	$ 282,000	$ (269,674,000)
Temporary equity balance (in Shares) at Jun. 30, 2021				87,497,000	87,497,000
Temporaty equity balance at Jun. 30, 2021	$ 226,466,680			$ 290,427,000	$ 290,427,000
Balance (in Shares) at Jun. 30, 2021						30,437,000